SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE AND DISCOUNT RATE FOR OPERATING AND FINANCE LEASES (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining operating lease term (years)	9 months 18 days	2 years 3 months 29 days
Weighted-average remaining finance lease term (years)
Weighted-average operating lease discount rate		6.05%
Weighted-average finance lease discount rate